LEASES - Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 449	$ 490
Unearned finance income on lease receipts	(241)	(266)
Discounted unguaranteed residual value	21	19
Finance lease receivable	229	243
Less current portion	(6)	(13)
Total non-current	223	230
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	30	39
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	32
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	31
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	31
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	31
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 294	$ 326